LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–2.20%
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/54	18,283,645	$18,271,504
5.50% 10/1/54	8,504,429	8,602,906
Total Agency Mortgage-Backed Securities (Cost $26,950,052)		26,874,410
NON-AGENCY ASSET-BACKED SECURITIES–2.47%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,413,624
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	2,085,525
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/19/39	2,500,000	2,445,834
Series 2022-SFR1 E2 5.00% 5/19/39	2,500,000	2,439,970
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,952,062
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	2,065,077
Progress Residential Trust
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,357,256
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	954,148
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,529,106
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,523,498
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,176,818
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,618,225
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,478,243
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	591,284
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,547,500
Total Non-Agency Asset-Backed Securities (Cost $29,556,313)		30,178,170
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.21%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	6,241	6,118
•BFLD Mortgage Trust Series 2024-VICT A 6.99% (TSFR01M + 1.89%) 7/15/41	365,000	365,000
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φ•BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,349,200	$1,365,283
•BX Commercial Mortgage Trust Series 2024-XL4 D 8.24% (TSFR01M + 3.14%) 2/15/39	636,666	637,462
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	22,328	22,284
•COMM Mortgage Trust Series 2024-WCL1 A 6.92% (TSFR01M + 1.84%) 6/15/41	540,000	537,810
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,558,558	2,624,664
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,692,791	1,416,157
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63	739,680	728,579
•JW Commercial Mortgage Trust Series 2024-MRCO A 6.70% (TSFR01M + 1.62%) 6/15/39	510,000	509,044
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25	1,375,000	1,339,643
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	414,007	412,937
•SG Residential Mortgage Trust
Series 2021-1 A1 1.16% 7/25/61	1,928,446	1,620,583
φSeries 2022-2 A1 5.35% 8/25/62	641,495	642,414
•φVerus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67	1,859,302	1,855,581
Series 2022-INV2 A1 6.79% 10/25/67	523,399	528,445
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	37,441	37,246
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI A 5.48% 7/15/35	182,000	183,294
Total Non-Agency Collateralized Mortgage Obligations (Cost $14,442,527)		14,832,544
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.96%
•AREIT Ltd. Series 2024-CRE9 A 6.77% (TSFR01M + 1.69%) 5/17/41	1,600,000	$1,599,996
•BAMLL Trust Series 2024-BHP A 7.45% (TSFR01M + 2.35%) 8/15/39	365,000	366,135
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	930,000	923,867
•BX Commercial Mortgage Trust
Series 2024-AIRC A 6.79% (TSFR01M + 1.69%) 8/15/39	490,000	490,612
Series 2024-KING A 6.64% (TSFR01M + 1.54%) 5/15/34	1,220,000	1,219,620
Series 2024-MDHS A 6.74% (TSFR01M + 1.64%) 5/15/41	1,277,040	1,277,441
•BX Trust Series 2024-VLT4 A 6.59% (TSFR01M + 1.49%) 7/15/29	1,210,000	1,210,001
•CONE Trust Series 2024-DFW1 A 6.74% (TSFR01M + 1.64%) 8/15/41	210,000	210,000
•DBSG Mortgage Trust Series 2024-ALTA A 6.14% 6/10/37	215,000	218,923
•ELM Trust
Series 2024-ELM A10 5.99% 6/10/39	430,000	438,038
Series 2024-ELM A15 5.99% 6/10/39	430,000	439,002
•GWT Trust Series 2024-WLF2 A 6.79% (TSFR01M + 1.69%) 5/15/41	1,250,000	1,250,003
•Hilt Commercial Mortgage Trust Series 2024-ORL A 6.64% (TSFR01M + 1.54%) 5/15/37	475,000	474,110
•HONO Mortgage Trust Series 2021-LULU A 6.36% (TSFR01M + 1.26%) 10/15/36	150,000	145,659
•LBA Trust Series 2024-BOLT A 6.69% (TSFR01M + 1.59%) 6/15/26	810,000	810,001
•NYC Trust Series 2024-3ELV A 7.09% (TSFR01M + 1.99%) 8/15/29	285,000	286,067
•One New York Plaza Trust Series 2020-1NYP AJ 6.46% (TSFR01M + 1.36%) 1/15/36	215,000	200,496
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Taubman Centers Commercial Mortgage Trust Series 2022-DPM A 7.28% (TSFR01M + 2.19%) 5/15/37		135,000	$135,337
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $11,661,161)			11,695,308
ΔSOVEREIGN BONDS–41.87%
Australia–1.13%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,724,813
0.75% 11/21/27	AUD	4,343,000	3,699,722
2.50% 9/20/30	AUD	3,731,000	3,972,963
3.00% 9/20/25	AUD	4,264,000	4,440,920
			13,838,418
Belgium–0.46%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	5,206,760	5,670,594
			5,670,594
Canada–0.72%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,604,608	4,913,796
4.25% 12/1/26	CAD	5,034,360	3,946,228
			8,860,024
Denmark–0.14%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	11,522,928	1,676,607
			1,676,607
France–9.01%
French Republic Government Bonds O.A.T.
0.10% 3/1/26	EUR	7,119,862	7,827,203
0.10% 3/1/28	EUR	9,302,990	10,021,132
0.10% 3/1/28	EUR	760,037	818,707
0.10% 3/1/29	EUR	14,752,242	15,974,786
0.10% 7/25/31	EUR	7,593,099	8,115,347
0.10% 3/1/32	EUR	4,041,041	4,233,374
0.60% 7/25/34	EUR	3,321,455	3,596,518
0.70% 7/25/30	EUR	11,449,174	12,769,021
1.85% 7/25/27	EUR	18,267,314	21,054,286
3.00% 5/25/54	EUR	2,667,760	2,679,573
3.15% 7/25/32	EUR	9,035,931	11,875,048
3.15% 7/25/32	EUR	894,108	1,175,039
3.40% 7/25/29	EUR	881,902	1,096,252
3.40% 7/25/29	EUR	7,170,316	8,913,081
			110,149,367
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–3.19%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	12,730,569	$13,938,422
0.10% 4/15/33	EUR	6,543,364	7,164,390
0.50% 4/15/30	EUR	15,871,646	17,835,178
			38,937,990
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	601,894
			601,894
Italy–5.75%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	12,053,730	11,918,722
0.40% 5/15/30	EUR	9,902,003	10,534,183
0.65% 5/15/26	EUR	5,724,730	6,308,500
1.25% 9/15/32	EUR	9,847,115	10,910,274
1.30% 5/15/28	EUR	14,481,911	16,270,451
1.50% 5/15/29	EUR	3,521,306	3,972,539
3.10% 9/15/26	EUR	8,960,334	10,387,202
			70,301,871
Japan–3.47%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	450,730,483	3,298,201
0.01% 3/10/32	JPY	511,901,622	3,729,285
0.01% 3/10/33	JPY	578,785,928	4,180,118
0.01% 3/10/34	JPY	220,230,043	1,584,767
0.10% 3/10/26	JPY	948,873,432	6,711,767
0.10% 3/10/27	JPY	835,571,025	5,992,613
0.10% 3/10/28	JPY	768,731,024	5,532,105
0.10% 3/10/29	JPY	783,368,626	5,656,276
0.20% 3/10/30	JPY	301,940,840	2,255,249
Japan Government Thirty Year Bonds 1.80% 3/20/54	JPY	530,400,000	3,454,602
			42,394,983
Mexico–0.72%
Mexico Bonos
7.75% 11/23/34	MXN	37,400,000	1,699,924
8.50% 3/1/29	MXN	26,000,000	1,286,465
8.50% 5/31/29	MXN	52,000,000	2,573,617
Mexico Government International Bonds
3.50% 2/12/34		1,097,000	933,300
6.35% 2/9/35		2,143,000	2,245,789
			8,739,095
New Zealand–0.40%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,501,541
3.00% 9/20/30	NZD	2,717,000	2,388,657
			4,890,198
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–3.34%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,420,821	$12,695,218
0.70% 11/30/33	EUR	13,419,470	14,598,845
1.00% 11/30/30	EUR	12,006,786	13,557,341
			40,851,404
Sweden–0.86%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,769,273
0.13% 12/1/27	SEK	16,515,000	2,082,652
0.13% 6/1/30	SEK	9,855,000	1,172,814
0.13% 6/1/32	SEK	15,300,000	1,964,427
3.50% 12/1/28	SEK	14,075,000	2,515,739
			10,504,905
United Kingdom–12.63%
United Kingdom Gilt 4.38% 7/31/54	GBP	7,916,500	10,217,761
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	11,124,781	14,746,112
0.13% 8/10/28	GBP	13,716,027	18,302,804
0.13% 3/22/29	GBP	13,216,746	17,554,569
0.13% 8/10/31	GBP	7,996,608	10,586,362
0.75% 11/22/33	GBP	6,844,443	9,330,208
0.75% 3/22/34	GBP	13,331,954	18,075,925
1.25% 11/22/27	GBP	15,388,567	21,257,619
1.25% 11/22/32	GBP	15,440,359	22,013,686
4.13% 7/22/30	GBP	2,654,000	12,244,179
			154,329,225
Total Sovereign Bonds (Cost $521,511,745)			511,746,575
SUPRANATIONAL BANKS–0.62%
European Union
2.50% 10/4/52	EUR	1,010,000	958,792
3.00% 3/4/53	EUR	6,310,625	6,615,580
Total Supranational Banks (Cost $6,976,112)			7,574,372
U.S. TREASURY OBLIGATIONS–58.58%
U.S. Treasury Bonds 4.63% 5/15/44		18,173,400	19,260,964
U.S. Treasury Inflation Indexed Bonds
0.88% 1/15/29		56,054	54,720
1.38% 7/15/33		26,310,180	25,932,936
1.75% 1/15/28		12,693,914	12,796,229
1.88% 7/15/34		17,777,323	18,211,538
2.00% 1/15/26		17,387,328	17,354,455
2.13% 4/15/29		24,730,522	25,416,101
2.38% 1/15/27		13,946,480	14,173,470
2.50% 1/15/29		8,861,604	9,241,750
3.38% 4/15/32		4,685,142	5,291,955
3.63% 4/15/28		17,391,005	18,635,619
3.88% 4/15/29		20,464,229	22,584,100
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes
0.13% 10/15/25	23,066,764	$22,618,608
0.13% 4/15/26	19,735,140	19,185,827
0.13% 7/15/26	15,652,876	15,257,898
0.13% 10/15/26	22,554,433	21,930,876
0.13% 4/15/27	24,069,766	23,170,864
0.13% 1/15/30	26,261,478	24,500,438
0.13% 7/15/30	27,958,859	25,996,715
0.13% 1/15/31	28,541,281	26,223,453
0.13% 7/15/31	30,017,468	27,458,718
0.13% 1/15/32	31,789,489	28,728,478
0.25% 7/15/29	19,092,310	18,112,664
0.38% 1/15/27	28,057,004	27,258,398
0.38% 7/15/27	24,307,806	23,636,419
0.50% 1/15/28	25,688,568	24,871,970
0.63% 1/15/26	30,784,200	30,192,013
0.63% 7/15/32	27,870,817	26,094,084
0.75% 7/15/28	24,172,009	23,634,885
1.13% 1/15/33	28,102,778	27,113,271
1.25% 4/15/28	22,938,125	22,720,459
1.63% 10/15/27	21,797,549	21,940,155
1.75% 1/15/34	28,218,361	28,531,289
2.38% 10/15/28	10,895,197	11,315,071
U.S. Treasury Notes 2.63% 7/31/29	6,945,000	6,651,194
Total U.S. Treasury Obligations (Cost $725,256,410)		716,097,584

	Number of Shares
EXCHANGE-TRADED FUND–1.54%
iShares iBoxx $ Investment Grade Corporate Bond ETF	166,500	18,811,170
Total Exchange-Traded Fund (Cost $18,376,754)		18,811,170
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	939,481	939,481
Total Money Market Fund (Cost $939,481)		939,481

	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.16%
Over-The-Counter–0.00%
Put Swaptions–0.00%
10 Year Interest Rate Swap, expiration date 10/17/24, notional amount $14,926,000 GSI	14,926,000	$0
10 Year Interest Rate Swap, expiration date 10/17/24, notional amount $7,463,000 GSI	7,463,000	0
30 Year Interest Rate Swap, expiration date 12/18/24, notional amount $6,525,000 CITI	6,525,000	23,450
		23,450

Number of Contracts

Centrally Cleared–0.16%

Call Options–0.12%
3 Month SOFR Strike price $95.250, expiration date 11/15/24, notional amount $153,590,625	645	1,144,875
3 Month SOFR Strike price $95.750, expiration date 11/15/24, notional amount $154,396,875	645	387,000
		1,531,875
Put Options–0.04%
3 Month SOFR Strike price $96.937, expiration date 10/11/24, notional amount $490,261,406	2,023	442,531
Total Options Purchased (Cost $1,229,439)		1,997,856

TOTAL INVESTMENTS–109.69% (Cost $1,356,899,994)	1,340,747,470

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.15)%
Over-The-Counter–(0.02)%

Call Swaptions–(0.01)%
10 Year Interest Rate Swap, expiration date 3/28/25, notional amount $(7,398,000) JPMC	(7,398,000)	$(53,615)
1 day USD SOFR, expiration date 4/2/25, notional amount $(7,454,000) JPMC	(7,454,000)	(60,252)
(113,867)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions–(0.01)%
1 Year Interest Rate Swap, expiration date 10/17/24, notional amount $(125,377,000) GSI	(125,377,000)	$(1)
1 Year Interest Rate Swap, expiration date 10/17/24, notional amount $(62,688,500) GSI	(62,688,500)	(1)
10 Year Interest Rate Swap, expiration date 3/28/25, notional amount $(7,398,000) JPMC	(7,398,000)	(66,461)
1 day USD SOFR, expiration date 4/2/25, notional amount $(7,454,000) JPMC	(7,454,000)	(66,093)
(132,556)

Number of Contracts
Centrally Cleared–(0.13)%

Call Options–(0.12)%
3 Month SOFR Strike price $95.500, expiration date 11/15/24, notional amount $(307,987,500)	(1,290)	(1,499,625)
Put Options–(0.01)%
3 Month SOFR Strike price $96.563, expiration date 10/11/24, notional amount $(444,670,313)	(1,842)	(34,537)
Total Options Written (Premiums received $(873,859))		(1,780,585)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(9.54%)	(116,606,078)
NET ASSETS APPLICABLE TO 128,968,522 SHARES OUTSTANDING –100.00%	$1,222,360,807

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	JPY	(109,335,000)	USD	770,290	10/2/24	$9,358	$—
BCLY	JPY	6,134,735,000	USD	(43,041,650)	10/2/24	—	(346,114)
BCLY	JPY	(6,134,735,000)	USD	43,240,575	11/5/24	334,247	—
BCLY	SEK	106,788,000	USD	(10,565,541)	10/2/24	—	(49,616)
BCLY	SEK	(106,788,000)	USD	10,582,369	11/4/24	48,966	—
BNP	DKK	(10,796,000)	USD	1,603,715	10/2/24	—	(8,617)
BNP	DKK	(444,386)	USD	66,645	11/4/24	157	—
BNP	EUR	(247,522,000)	USD	274,343,484	10/2/24	—	(1,206,909)
BNP	EUR	243,986,000	USD	(272,640,594)	10/2/24	—	(1,026,604)
BNP	EUR	(246,131,081)	USD	275,410,463	11/4/24	1,013,854	—
BNP	GBP	(273,180)	USD	366,426	11/4/24	1,207	—
BNP	JPY	27,902,842	USD	(195,978)	11/5/24	—	(825)
BNYM	AUD	19,917,000	USD	(13,724,267)	10/2/24	45,804	—
BNYM	AUD	(19,917,000)	USD	13,731,154	11/4/24	—	(45,961)
BOA	JPY	(163,000)	USD	1,127	10/2/24	—	(7)
BOA	SEK	(106,788,000)	USD	10,472,265	10/2/24	—	(43,660)
CBA	EUR	(834,000)	USD	927,186	10/2/24	—	(1,253)
CBA	EUR	249,000	USD	(277,874)	10/2/24	—	(678)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBA	JPY	(214,691,000)	USD	1,500,745	10/2/24	$6,574	$—
CITI	BRL	10,236,241	USD	(1,871,000)	12/18/24	—	(9,412)
CITI	MXN	(30,770,395)	USD	1,590,000	12/18/24	46,328	—
CITI	MXN	31,049,520	USD	(1,590,000)	12/18/24	—	(32,325)
CITI	NZD	(104,731)	USD	65,529	10/2/24	—	(1,007)
GSI	CAD	(11,935,000)	USD	8,862,615	10/2/24	37,520	—
GSI	MXN	(17,439,879)	USD	891,442	12/18/24	16,529	—
GSI	NZD	(7,620,000)	USD	4,783,066	10/2/24	—	(57,899)
HSBC	DKK	10,796,000	USD	(1,616,536)	10/2/24	—	(4,204)
HSBC	DKK	(10,796,000)	USD	1,619,341	11/4/24	4,079	—
HSBC	GBP	(624,000)	USD	825,227	10/2/24	—	(9,029)
HSBC	NZD	7,678,000	USD	(4,852,016)	10/2/24	25,797	—
HSBC	NZD	(7,678,000)	USD	4,852,475	11/4/24	—	(25,913)
JPMC	AUD	(408,465)	USD	277,341	10/2/24	—	(5,061)
JPMC	EUR	(474,402)	USD	525,811	10/2/24	—	(2,311)
JPMC	GBP	306,446	USD	(402,861)	10/2/24	6,842	—
JPMC	GBP	(402,000)	USD	529,013	10/2/24	—	(8,440)
JPMC	JPY	(53,138,396)	USD	366,490	10/2/24	—	(3,334)
MSC	GBP	655,000	USD	(862,257)	10/2/24	13,445	—
MSC	MXN	(16,513,618)	USD	839,803	12/18/24	11,357	—
RBC	EUR	2,407,000	USD	(2,663,347)	10/2/24	16,212	—
SCB	GBP	115,520,000	USD	(154,883,440)	10/2/24	—	(439,016)
SCB	GBP	(115,520,000)	USD	154,876,024	11/4/24	435,499	—
TDB	GBP	(115,788,000)	USD	152,417,765	10/2/24	—	(2,384,962)
TDB	JPY	435,399,000	USD	(3,048,459)	10/2/24	—	(18,239)
UBS	CAD	11,926,000	USD	(8,850,464)	10/2/24	—	(32,024)
UBS	CAD	(11,926,000)	USD	8,857,603	11/4/24	32,092	—
UBS	EUR	1,361,000	USD	(1,513,752)	10/2/24	1,362	—
UBS	EUR	(127,000)	USD	141,690	11/4/24	105	—
UBS	MXN	17,357,592	USD	(887,811)	12/18/24	—	(17,025)
WBC	AUD	(19,576,000)	USD	13,353,808	10/2/24	—	(180,505)
WBC	JPY	(6,198,049,000)	USD	43,053,039	10/2/24	—	(83,140)
Total Foreign Currency Exchange Contracts						$2,107,334	$(6,044,090)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(234)	3 Month SOFR	$(56,745,000)	$(56,794,799)	3/17/26	$49,799	$—
102	Australia 10 yr Bonds	8,207,999	8,307,136	12/16/24	—	(99,137)
23	EURO-BOBL	3,073,572	3,063,129	12/6/24	10,443	—
51	Euro-Bund	7,659,492	7,660,140	12/6/24	—	(648)
(52)	Euro-Buxl	(7,888,400)	(7,886,661)	12/6/24	—	(1,739)
(29)	U.S. Treasury 10 yr Notes	(3,314,156)	(3,300,831)	12/19/24	—	(13,325)
(270)	U.S. Treasury 10 yr Ultra Notes	(31,940,156)	(32,130,086)	12/19/24	189,930	—
(324)	U.S. Treasury 2 yr Notes	(67,470,469)	(67,571,558)	12/31/24	101,089	—
(25)	U.S. Treasury 5 yr Notes	(2,747,070)	(2,742,441)	12/31/24	—	(4,629)
(47)	U.S. Treasury Long Bonds	(5,836,813)	(5,861,700)	12/19/24	24,887	—
(91)	U.S. Treasury Ultra Bonds	(12,111,531)	(12,144,222)	12/19/24	32,691	—
Total Futures Contracts					$408,839	$(119,478)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
Barclays-collateralized by U.S. Treasury Inflation Indexed Notes 1.75% 1/15/34; market value $28,431,417	4.96%	9/30/24	10/1/24	$(28,427,500)	$(28,431,417)
BNP-collateralized by U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/27; market value $3,187,945	5.03%	9/30/24	10/1/24	(3,187,500)	(3,187,945)
BOFA-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 7/15/34; market value $10,751,931	5.00%	9/30/24	10/1/24	(10,750,438)	(10,751,931)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes and U.S. Treasury Bonds 0.125%-4.625% 1/15/32-5/15/44; market value $32,658,303	5.02%	9/30/24	10/1/24	(32,653,750)	(32,658,303)
Nomura-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 4/15/29; market value $20,047,801	5.03%	9/30/24	10/1/24	(20,045,000)	(20,047,801)
Total Reverse Repurchase Agreements				$(95,064,188)	$(95,077,397)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	$(172,406)	$—	$(172,406)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,000,000	2.12%	1/2/26	25,625	25,625	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,535,000	2.56%	5/7/29	(74,882)	—	(74,882)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	13,100,000	2.40%	6/27/28	(77,777)	—	(77,777)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,270,000	2.45%	7/2/26	(59,563)	—	(59,563)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 4,690,000	1.87%	8/15/29	(32,417)	—	(32,417)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 4,520,000	1.93%	8/15/29	(39,878)	—	(39,878)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	678,250	2.30%	9/10/54	9,378	9,378	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	678,182	2.31%	9/10/54	8,783	8,783	—
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	678,284	2.29%	9/11/54	$11,529	$11,529	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	678,284	2.28%	9/11/54	12,269	12,269	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	GBP 3,695,000	(3.75%)	8/15/29	10,911	10,911	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	GBP 1,881,000	(3.10%)	9/15/54	(45,950)	—	(45,950)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,875,000	3.69%	9/15/29	2,466	2,466	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	GBP 1,875,000	(3.45%)	9/15/34	(6,958)	—	(6,958)
Total Inflation Swap Contracts				$(428,870)	$80,961	(509,831)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
EUR2,570,700	2.49	EURIBOR06M	Pay	Annual/Semiannual	2/19/54	$(155,114)	$97	$—	$(155,211)
EUR2,570,700	2.51	EURIBOR06M	Pay	Annual/Semiannual	2/20/54	(164,901)	97	—	(164,998)
EUR2,638,000	2.51	EURIBOR06M	Pay	Annual/Semiannual	2/20/54	(174,000)	99	—	(174,099)
EUR1,298,000	2.51	EURIBOR06M	Pay	Annual/Semiannual	3/1/54	(85,566)	49	—	(85,615)
JPY917,250,000	0.27	TONAR12M	Pay	Annual	3/11/26	7,302	21	7,281	—
EUR545,000	2.46	EURIBOR06M	Pay	Annual/Semiannual	3/22/54	(29,287)	21	—	(29,308)
EUR2,109,000	2.54	EURIBOR06M	Pay	Semiannual	4/22/54	(116,750)	(4,316)	—	(112,434)
JPY941,080,000	0.41	TONAR12M	Pay	Annual	5/21/26	(3,704)	24	—	(3,728)
EUR528,000	2.43	EURIBOR06M	Pay	Annual/Semiannual	6/19/54	(16,373)	20	—	(16,393)
EUR512,000	2.43	EURIBOR06M	Pay	Annual/Semiannual	6/20/54	(15,955)	19	—	(15,974)
3,779,000	3.84	SOFR12M	Pay	Annual	10/1/34	(167,900)	61	—	(167,961)
JPY192,620,000	0.85	TONAR12M	Receive	Annual	3/11/34	5,984	21	5,963	—
JPY198,075,000	0.99	TONAR12M	Receive	Annual	5/21/34	20,852	21	20,831	—
EUR354,000	2.44	EURIBOR06M	Receive	Annual/Semiannual	6/24/54	12,154	13	12,141	—
Total IRS Contracts							$(3,753)	$46,216	$(925,721)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DKK–Danish Krone
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TDB–Toronto-Dominion Bank
TSFR01M–1 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WBC–Westpac Banking Corporation
yr–Year
LVIP BlackRock Inflation Protected Bond Fund–9